Note 8 - Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value Abstract
Fair Value Measurement

8. Fair value of financial instruments

Framework and processes control

As part of the process established in the Group for determining the fair value in order to support that financial assets and liabilities are properly following the IFRS 13 principles: Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or most advantageous market, at the measurement date.

BBVA has established, at a geographic level, a structure of Risk Operational Admission and Product Governance Committees responsible for validating and approving new products or types of financial assets and liabilities before being contracted. Local management responsible for valuation, which are independent from the business are members of these committees.

These areas are required to support, prior to the approval stage, the existence of not only technical and human resources, but also adequate informational sources to measure the fair value of these financial assets and liabilities, in accordance with the rules established by the valuation global area and using models that have been validated and approved by the responsible areas.

Fair value hierarchy

All financial instruments, both assets and liabilities are initially recognized at fair value, which at that point is equivalent to the transaction price, unless there is evidence to the contrary in the market. Subsequently, depending on the type of financial instrument, it may continue to be recognized at amortized cost or fair value through adjustments in the consolidated income statement or equity.

When possible, the fair value is determined as the market price of a financial instrument. However, for many of the financial assets and liabilities of the Group, especially in the case of derivatives, there is no market price available, so its fair value is estimated on the basis of the price established in recent transactions involving similar instruments or, in the absence thereof, by using mathematical measurement models that are sufficiently tried and trusted by the international financial community. The estimates of the fair value derived from the use of such models take into consideration the specific features of the asset or liability to be measured and, in particular, the various types of risk associated with such asset or liability. However, the limitations inherent in the measurement models and possible inaccuracies in the assumptions and parameters required by these models may mean that the estimated fair value of an asset or liability does not exactly match the price for which the asset or liability could be exchanged or settled on the date of its measurement.

Additionally, for financial assets and liabilities that show significant uncertainty in inputs or model parameters used for valuation, criteria is established to measure said uncertainty and activity limits are set based on these. Finally, these measurements are compared, as much as possible, against other sources such as the measurements obtained by the business teams or those obtained by other market participants.

The process for determining the fair value requires the classification of the financial assets and liabilities according to the measurement processes used as set forth below:

•Level 1: Valuation using directly the quotation of the instrument, observable and readily and regularly available from independent price sources and referenced to active markets that the entity can access at the measurement date. The instruments classified within this level are fixed-income securities, equity instruments and certain derivatives.

•Level 2: Valuation of financial instruments with commonly accepted techniques that use inputs obtained from observable data in markets.

•Level 3: Valuation of financial instruments with valuation techniques that use significant unobservable inputs in the market. As of December 31, 2020, the affected instruments at fair value accounted for approximately 0.55% of financial assets and 0.40% of the Group’s financial liabilities. Model selection and validation is undertaken by control areas outside the business areas.

8.1. Fair value of financial instruments

The fair value of the Group’s financial instruments in the accompanying consolidated balance sheets and its corresponding carrying amounts, as of December 31, 2020, 2019 and 2018 are presented below:

Fair Value and carrying amount (Millions of euros)
		2020		2019		2018
	Notes	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	65.520	65.520	44.303	44.303	58.196	58.196
Financial assets held for trading	10	108.257	108.257	101.735	101.735	89.103	89.103
Non-trading financial assets mandatorily at fair value through profit or loss	11	5.198	5.198	5.557	5.557	5.135	5.135
Financial assets designated at fair value through profit or loss	12	1.117	1.117	1.214	1.214	1.313	1.313
Financial assets at fair value through other comprehensive income	13	69.440	69.440	61.183	61.183	56.337	56.337
Financial assets at amortized cost	14	367.668	374.267	439.162	442.788	419.660	419.857
Hedging derivatives	15	1.991	1.991	1.729	1.729	2.892	2.892
LIABILITIES
Financial liabilities held for trading	10	86.488	86.488	88.680	88.680	79.761	79.761
Financial liabilities designated at fair value through profit or loss	12	10.050	10.050	10.010	10.010	6.993	6.993
Financial liabilities at amortized cost	22	490.606	491.006	516.641	515.910	509.185	510.300
Hedging derivatives	15	2.318	2.318	2.233	2.233	2.680	2.680

Not all financial assets and liabilities are recorded at fair value, so below we provide the information on financial instruments recorded at fair value and subsequently the information of those recorded at amortized cost (including their fair value although this value is not used when accounting for these instruments).

8.1.1. Fair value of financial instruments recognized at fair value, according to valuation criteria

Below are the different elements used in the valuation technique of financial instruments.

Active Market

BBVA considers active market as a market that allows the observation of bid and offer prices representative of the levels to which the market participants are willing to negotiate an asset, with sufficient frequency and volume.

By default, BBVA would consider all internally approved “Organized Markets” as active markets, without considering this an unchangeable list.

Furthermore, BBVA would consider as traded in an “Organized Market” quotations for assets or liabilities from Over The Counter (OTC) markets when they are obtained from independent sources, observable on a daily basis and fulfil certain conditions.

The following table shows the financial instruments carried at fair value in the accompanying consolidated balance sheets, broken down by level used to determine their fair value as of December 31, 2020, 2019 and 2018:

Fair value of financial instruments by levels (Millions of Euros)
	2020			2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	32.555	73.856	1.847	31.135	69.092	1.508	26.730	61.969	404
Loans and advances	2.379	28.659	1.609	697	32.321	1.285	47	28.642	60
Debt securities	12.790	11.123	57	18.076	8.178	55	17.884	7.494	199
Equity instruments	11.367	31	60	8.832	-	59	5.194	-	60
Derivatives	6.019	34.043	121	3.530	28.593	109	3.605	25.833	85
Non-trading financial assets mandatorily at fair value through profit or loss	3.826	381	992	4.305	92	1.160	3.127	78	1.929
Loans and advances	210	-	499	82	-	1.038	25	-	1.778
Debt securities	4	324	28	-	91	19	90	71	76
Equity instruments	3.612	57	465	4.223	1	103	3.012	8	75
Financial assets designated at fair value through profit or loss	939	178	-	1.214	-	-	1.313	-	-
Debt securities	939	178	-	1.214	-	-	1.313	-	-
Financial assets at fair value through other comprehensive income	60.976	7.866	598	50.896	9.203	1.084	45.824	9.323	1.190
Loans and advances	33	-	-	33	-	-	33	-	-
Debt securities	59.982	7.832	493	49.070	9.057	604	43.788	9.211	711
Equity instruments	961	34	105	1.794	146	480	2.003	113	479
Derivatives – Hedge accounting	120	1.862	8	44	1.685	-	7	2.882	3
LIABILITIES-
Financial liabilities held for trading	27.587	58.045	856	26.266	61.588	827	22.932	56.560	269
Deposits	8.381	23.495	621	9.595	32.121	649	7.989	29.945	-
Trading derivatives	7.402	34.046	232	4.425	29.466	175	3.919	26.615	267
Other financial liabilities	11.805	504	3	12.246	1	2	11.024	-	1
Financial liabilities designated at fair value through profit or loss	-	8.558	1.492	-	8.629	1.382	-	3.149	3.844
Customer deposits	-	902	-	-	944	-	-	976	-
Debt certificates (*)	-	3.038	1.492	-	3.274	1.382	-	1.529	1.329
Other financial liabilities	-	4.617	-	-	4.410	-	-	643	2.515
Derivatives – Hedge accounting	53	2.250	15	30	2.192	11	223	2.454	3

(*) The information for the years 2019 and 2018 has been subject to certain modifications, related to some issuances of Garanti Group

The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2020, 2019 and 2018:

Fair value of financial Instruments by levels. December 2020 (Millions of euros)
	2020		2019		2018
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	73.856	1.847	69.092	1.508	61.969	404		- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Loans and advances	28.659	1.609	32.321	1.285	28.642	60	Present-value method(Discounted future cash flows)
Debt securities	11.123	57	8.178	55	7.494	199	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	31	60	-	59	-	60	Comparable pricing (Observable price in a similar market)Net asset value	- Brokers quotes- Market operations- NAVs published	- NAV not published
Derivatives	34.043	121	28.593	109	25.833	85
Interest rate							Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	381	992	92	1.160	78	1.929
Loans and advances	-	499	-	1.038	-	1.778	Specific liquidation criteria regarding losses of the EPA proceedingsPD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates- Business plan of the underlying asset, WACC, macro scenario- Property valuation
Debt securities	324	28	91	19	71	76	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	57	465	1	103	8	75	Comparable pricing (Observable price in a similar market)Net asset value	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Financial assets designated at fair value through profit or loss	178	-	-	-	-	-	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates
Debt securities	178	-	-	-	-	-
Financial assets at fair value through other comprehensive income	7.866	598	9.203	1.084	9.323	1.190
Debt securities	7.832	493	9.057	604	9.221	711	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	34	105	146	480	113	479	Comparable pricing (Observable price in a similar market)Net asset value	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	1.862	8	1.685	-	2.882	3
Interest rate							Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity							Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Momentum adjustment
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment
Credit							Credit Derivatives: Default model and Gaussian copula
Commodities							Commodities: Momentum adjustment and Discounted cash flows

Fair Value of financial Instruments by Levels.(Millions of Euros)

	2020		2019		2018
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	58.045	856	61.588	827	56.560	269
Deposits	23.495	621	32.121	649	29.945	-	Present-value method(Discounted future cash flows)	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	34.046	232	29.466	175	26.615	267
Interest rate							Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- Interest rates volatility
Equity							Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Short positions	504	3	1	2	-	1	Present-value method(Discounted future cash flows)		- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities designated at fair value through profit or loss	8.558	1.492	8.629	1.382	3.149	3.844	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2.250	15	2.192	11	2.454	3
Interest rate							Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows

Main valuation techniques

The main techniques used for the assessment of the majority of the financial instruments classified in Level 3, and its main unobservable inputs, are described below:

•The net present value (net present value method): This technique uses the future cash flows of each financial instrument, which are established in the different contracts, and discounted to their present value. This technique often includes many observable inputs, but may also include unobservable inputs, as described below:

•Credit Spread: This input represents the difference in yield of a debt security and the reference rate, reflecting the additional return that a market participant would require to take the credit risk of that debt security. Therefore, the credit spread of the debt security is part of the discount rate used to calculate the present value of the future cash flows.

•Recovery rate: This input represents the percentage of principal and interest recovered from a debt instrument that has defaulted.

•Comparable prices (similar asset prices): This input represents the prices of comparable financial instruments and benchmarks used to calculate a reference yield based on relative movements from the entry price or current market levels. Further adjustments to account for differences that may exist between financial instrument being valued and the comparable financial instrument may be added. It can also be assumed that the price of the financial instrument is equivalent to the comparable instrument.

•Net asset value: This technique utilizes certain assumptions to use net asset value as representative of fair value, which is equal to the total value of the assets and liabilities of a fund published by the managing entity.

•Gaussian copula: This model is used to integrate default probabilities of credit instruments referenced to more than one underlying CDS. The joint density function used to value the instrument is constructed by using a Gaussian copula that relates the marginal densities by a normal distribution, usually extracted from the correlation matrix of events approaching default by CDS issuers.

•Black 76: variant of Black Scholes model, whose main application is the valuation of bond options, cap floors and swaptions where the behavior of the Forward and not the Spot itself, is directly modeled.

•Black Scholes: The Black Scholes model postulates log-normal distribution for the prices of securities, so that the expected return under the risk neutral measure is the risk free interest rate. Under this assumption, the price of vanilla options can be obtained analytically, so that inverting the Black- Scholes formula, the implied volatility for process of the price can be calculated.

•Heston: This model, typically applied to equity OTC options, assumes stochastic behavior of volatility. According to which, the volatility follows a process that reverts to a long-term level and is correlated with the underlying equity instrument. As opposed to local volatility models, in which the volatility evolves deterministically, the Heston model is more flexible, allowing it to be similar to that observed in the short term today.

•Libor market model: This model assumes that the dynamics of the interest rate curve can be modeled based on the set of forward contracts that compose the underlying interest rate. The correlation matrix is parameterized on the assumption that the correlation between any two forward contracts decreases at a constant rate, beta, to the extent of the difference in their respective due dates. The input “Credit default volatility” is a volatility input of the credit factor dynamic applied in rate/credit hybrid operative. The multifactorial frame of this model makes it ideal for the valuation of instruments sensitive to the slope or curve, including interest rate option.

•Local Volatility: In the local volatility models of the volatility, instead of being static, evolves over time according to the level of moneyness of the underlying, capturing the existence of smiles. These models are appropriate for pricing path dependent options when use Monte Carlo simulation technique is used.

Adjustments to the valuation for risk of default

Under IFRS 13 the credit risk valuation adjustments must be considered in the classification of assets and liabilities within fair value hierarchy, because of the absence of observable data of probabilities of default and recoveries used in the calculation.

These adjustments are calculated by estimating Exposure At Default, Probability of Default and Loss Given Default, which are based on the recovery levels for all derivative products on any instrument, deposits and repos at the legal entity level (all counterparties under a same master agreement), in which BBVA has exposure.

Credit Valuation Adjustment (hereinafter “CVA”) and Debit Valuation Adjustments (hereinafter “DVA”) are included in the valuation of derivatives, both assets and liabilities, to reflect the impact on the fair value of the counterparty credit risk and its own, respectively. The Group incorporates in its valuation, for all exposures classified in any of the categories valued at fair value, both the counterparty credit risk and its own. In the trading portfolio, and in the specific case of derivatives, credit risk is recognized through such adjustments.

As a general rule, the calculation of CVA is the sum of the expected positive exposure in time t, the probability of default between t-1 and t, and the Loss Given Default of the counterparty. Consequently, the DVA is calculated as the sum of the expected negative exposure in time t, the probability of default of BBVA between t-1 and t, and the Loss Given Default of BBVA. Both calculations are performed throughout the entire period of potential exposure.

The calculation of the expected positive and negative exposure is done through a Montecarlo simulation of the market variables involved in all trades’ valuation under the same legal netting set.

The information needed to calculate the probability of default and the loss given default of a counterparty comes from the credit markets. The counterparty’s Credit Default Swaps are used if liquid quotes are available. If a market price is not available, BBVA has implemented a mapping process based on the sector, rating and geography of the counterparty to assign probabilities of default and loss given default calibrated directly to market.

The amounts recognized in the consolidated balance sheet as of December 31, 2020, 2019 and 2018 related to the valuation adjustments to the credit assessment of the derivative asset as “Credit Valuation Adjustments” (“CVA”) was €-142 million, €-106 and €-163 million respectively, and the valuation adjustments to the derivative liabilities as “Debit Valuation Adjustment” (DVA) was €124 million, €117 and €214 million, respectively. The impact recorded under “Gains or (-) losses on financial assets and liabilities held for trading, net” in the consolidated income statement as of December 31, 2020, 2019 and 2018 corresponding to the mentioned adjustments was a net impact of €-29 million, €67 and €-24 million respectively.

Additionally, as of December 31, 2020, 2019 and 2018, €-9, €-8 and €-12 million related to the “Funding Valuation Adjustments” (“FVA”) were recognized in the consolidated balance sheet, being the impact on results €-1 million, €4 and €-2 million, respectively.

Unobservable inputs

Quantitative information of unobservable inputs used to calculate Level 3 valuations is presented below as of December 31, 2020, 2019 and 2018:

Unobservable inputs. December 2020
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit Spread	4,32	47,01	564,22	b.p.
		Recovery Rate	0,00%	37,06%	40,00%	%
			0,10%	99,92%	143,87%	%
Equity/Fund instruments (*)	Net Asset Value
	Comparable Pricing
Security Finance	Present value method	Repo funding curve	(1,00%)	0,00%	1,00%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation Default	30,40%	44,87%	60,95%	%
	Black 76	Price Volatility	-			Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (**)
		Correlations	(100%)	100%	100%	%
		Volatility	6,52	29,90	141,77	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4,11	10,00	16,14	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0,25	2,00	18,00%
		Correlation Rate/Credit	(100)		100%
		Credit Default Volatility	-	-	-	Vegas

(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.

(**) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2019
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Loans and advances	Present value method	Repo funding curve	(6)	16	100	b.p.
Debt securities	Comparable pricing	Credit spread	18	83	504	b.p.
		Recovery rate	0,00%	28,38%	40,00%	%
			0,01%	98,31%	135,94%	%
Equity instruments (*)	Comparable pricingNet asset value

Credit option	Gaussian Copula	Correlation default	19,37%	44,33%	61,08%	%
Equity OTC option	Heston	Forward volatility skew	35,12	35,12	35,12	Vegas
	Local volatility	Dividends (**)
		Volatility	2,49	23,21	60,90	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	3,70	6,30	10,05	Vegas
Interest rate options	Libor Market Model	Beta	0,25	2,00	18,00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	-	-	-	Vegas

(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.

(**) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2018
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt securities	Comparable pricing	Credit spread	37	152	385	b.p.
		Recovery rate	0,00%	32,06%	40,00%	%
			1,00%	88,00%	275,00%	%
Equity instruments (*)	Comparable pricingNet asset value

Credit option	Gaussian Copula	Correlation default	0,00%	37,98%	60,26%	%
Equity OTC option	Heston	Forward volatility skew	47,05	47,05	47,05	Vegas
	Local volatility	Dividends (**)
		Volatility	13,79	27,24	65,02	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	5,05	7,73	9,71	Vegas
Interest rate options	Libor Market Model	Beta	0,25	9,00	18,00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	-	-	-	Vegas

(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.

(**) The range of unobservable dividends is too wide range to be relevant.

Financial assets and liabilities classified as Level 3

The changes in the balance of Level 3 financial assets and liabilities included in the accompanying consolidated balance sheets are as follows:

Financial assets Level 3: Changes in the year (Millions of Euros)
	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	3.754	2.220	3.527	4.115	835	1.386
Changes in fair value recognized in profit and loss (*)	609	293	112	71	(167)	(28)
Changes in fair value not recognized in profit and loss	(89)	(4)	2	-	(4)	-
Acquisitions, disposals and liquidations (**)	(699)	(393)	5	595	2.102	2.710
Net transfers to Level 3	549	287	77	(2.751)	761	47
Exchange differences and others	(160)	(35)	31	189	-	-
Discontinued operations (***)	(518)	(5)	-	-	-	-
Balance at the end	3.446	2.363	3.754	2.219	3.527	4.115

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2020, 2019 and 2018. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

(**) Of which, in 2020, the assets roll forward is comprised of €326 million of acquisitions, €1,014 million of disposals and €11 million of liquidations. The liabilities roll forward is comprised of €115 million of acquisitions, €449 million of sales and €11 million of liquidations.

(***) Amount in 2020 are mainly due to the stake in BBVA USA (see Notes 3 and 21).

During the 2020 financial year, the level of significance of the unobservable inputs used to determine the fair value hierarchy of loans and advances to customers at amortized cost has been reviewed, resulting in a greater exposure classified as Level 3. This review has been carried out in the context of availability of new information, more adjusted to the changes that have occurred both in market conditions and in the composition of the credit portfolio. The effect on the consolidated results and solvency ratios, resulting from this review, does not represent any change (see Note 8.2).

During 2019, certain interest rate yields were adapted to those observable in the market, which mainly affected the valuation of certain deposit classes recorded under “Financial liabilities at amortized cost” and certain insurance products recorded under “Financial liabilities designated at fair value through profit or loss - Other financial liabilities”, and, as a result thereof, their classification changed from Level 3 to Level 2. Additionally, €1,285 million in assets held for trading and €649 million in liabilities held for trading were classified in Level 3, mainly due to certain reverse repurchase and repurchase agreements, due to the non-observability and liquidity in the interest rate yield for the financing of assets applied in the calculation of their fair value.

As of December 31, 2020, 2019 and 2018, the profit/loss on sales of financial instruments classified as Level 3 recognized in the accompanying consolidated income statement was not material.

Transfers between levels

The Global Valuation Area, in collaboration with the Group, has established the rules for an appropriate financial instruments held for trading classification according to the fair value hierarchy defined by IFRS.

On a monthly basis, any new assets added to the portfolio are classified, according to this criterion, by the subsidiaries. Then, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

The financial instruments transferred between the different levels of measurement for the years ended December 31, 2020, 2019 and 2018 are at the following amounts in the accompanying consolidated balance sheets as of December 31, 2020, 2019 and 2018:

Transfer between Levels. December 2020 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		1.460	11	203	548	4	98
Non-trading financial assets mandatorily at fair value through profit or loss		9	11	4	-	-	17
Financial assets designated at fair value through profit or loss		143	-	-	-	-	-
Financial assets at fair value through other comprehensive income		484	-	135	96	-	6
Derivatives – Hedge accounting		-	-	-	8	-	-
Total		2.096	23	342	652	4	122
LIABILITIES
Financial liabilities held for trading		8	3	-	268	-	13
Financial liabilities designated at fair value through profit or loss		-	-	-	56	-	27
Total		8	3	-	324	-	40

Transfer between levels (Millions of Euros).
		2019						2018
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		74	-	1.119	502	1	160	1.171	2	2	6	-	2
Non-trading financial assets mandatorily at fair value through profit or loss		-	-	23	2	-	44	-	-	9	67	-	24
Financial assets designated at fair value through profit or loss		-	-	-	-	1	-	-	-	-	-	-	-
Financial assets at fair value through other comprehensive income		6	6	4	209	-	454	134	72	-	515	-	-
Derivatives – Hedge accounting		-	-	-	26	-	10	-	-	-	52	118	49
Total		79	6	1.145	739	2	667	1.305	74	11	641	118	75
LIABILITIES
Financial liabilities held for trading		1	-	-	-	-	-	-	-	-	138	-	37
Financial liabilities designated at fair value through profit or loss		-	-	-	27	-	2.679	-	-	-	-	-	-
Derivatives – Hedge accounting		-	-	-	27	-	125	-	-	-	-	-	-
Total		1	-	-	54	-	2.804	-	-	-	138	-	37

The amount of financial instruments that were transferred between levels of valuation during the year ended December 31, 2020, is not material relative to the total portfolios, and corresponds to the above changes in the classification between levels these financial instruments modified some of their features, specifically:

•Transfers between Levels 1 and 2 represent mainly debt securities and equity instruments, which are either no longer listed on an active market (transfer from Level 1 to 2) or have just started to be listed (transfer from Level 2 to 1).

•Transfers from Level 2 to Level 3 are mainly due to transactions of financial assets held for trading, non-trading financial assets mandatorily valued at fair value, hedging derivatives, financial liabilities held for trading and financial liabilities designated at fair value through profit or loss.

•Transfers from Level 3 to Level 2 generally affect derivative and debt securities transactions, for which inputs observable in the market have been obtained.

Sensitivity analysis

Sensitivity analysis is performed on financial instruments with significant unobservable inputs (financial instruments included in level 3), in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out on a monthly basis, based on the criteria defined by the Global Valuation Area taking into account the nature of the methods used for the assessment and the reliability and availability of inputs and proxies used. In order to establish, with a sufficient degree of certainty, the valuation risk that is incurred in such assets without applying diversification criteria between them.

As of December 31, 2020, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of Level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments Level 3: Sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement		Potential impact onother comprehensive income
	Most favorable hypothesis	Least favorable hypothesis	Most favorable hypothesis	Least favorable hypothesis
ASSETS
Financial assets held for trading	10	(40)	-	-
Loans and Advances	1	(1)	-	-
Debt securities	5	(5)	-	-
Equity instruments	1	(31)	-	-
Derivatives	3	(3)	-	-
Non-trading financial assets mandatorily at fair value through profit or loss	229	(60)	-	-
Loans and advances	204	(29)	-	-
Debt securities	15	(15)	-	-
Equity instruments	9	(16)	-	-
Financial assets at fair value through other comprehensive income	-	-	22	(23)
Total	239	(101)	22	(23)

8.2 Fair value of financial instruments carried at cost, by valuation criteria

The valuation technique used to calculate the fair value of financial assets and liabilities carried at cost are presented below:

Financial assets

•Cash, balances at central banks and other demand deposits / loans to central banks / short-term loans to credit institutions/ Repurchase agreements: in general, their fair value is assimilated to their book value, due to the nature of the counterparty and because they are mainly short-term balances in which the book value is the most reasonable estimation of the value of the asset.

•Loans to credit institutions which are not short-term and loans to customers: In general, the fair value of these financial assets is determined by the discount of expected future cash flows, using market interest rates at the time of valuation adjusted by the credit spread and taking all kind of behavior hypothesis if it is considered to be relevant (prepayment fees, optionality, etc.).

•Debt securities: Fair value estimated based on the available market price or by using internal valuation methodologies.

Financial liabilities

•Deposits from central banks: for recurrent liquidity auctions and other monetary policy instruments of central banks / short-term deposits, from credit institutions / repurchase agreements / short term customer deposits: their book value is considered to be the best estimation of their fair value.

•Deposits of credit institutions which are not short-term and term customer deposits: these deposits will be valued by discounting future cash flows using the interest rate curve in effect at the time of the adjustment adjusted by the credit spread and incorporating any behavioral assumptions if this proves relevant (early repayments, optionalities, etc.).

•Debt certificate (Issuances): The fair value estimation of these liabilities depend on the availability of market prices or by using the present value method: discount of future cash flows, using market interest rates at valuation time and taking into account the credit spread.

The following table presents the fair value of key financial instruments carried at amortized cost in the accompanying consolidated balance sheets as of December 31, 2020, 2019 and 2018, broken down according to the method of valuation used for the estimation:

Fair value of financial instruments at amortized cost by levels (Millions of euros)
	2020			2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	65.355	-	165	44.111	-	192	58.024	-	172
Financial assets at amortized cost	35.196	15.066	324.005	29.391	217.279	196.119	21.419	204.619	193.819
LIABILITIES
Financial liabilities at amortized cost	90.839	255.278	144.889	67.229	289.599	159.082	58.225	269.128	182.948

The main valuation techniques and inputs used to estimate the fair value of financial instruments accounted for at cost and classified in levels 2 and 3 is shown below. These are broken down by type of financial instrument and the balances correspond to those as of December 31, 2020, 2019 and 2018:

Fair Value of financial Instruments at amortized cost by valuation technique. December 2020 (Millions of Euros)
	2020		2019		2018		Valuation technique(s)	Main inputs used
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3
ASSETS
Financial assets at amortized cost	15.066	324.005	217.279	196.119	204.619	193.819	Present-value method(Discounted future cash flows)
Central banks	-	-	-	2	-	1		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	1.883	12.641	9.049	4.628	4.934	4.291		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	3.904	310.924	194.897	190.144	190.666	183.645		- Credit spread- Prepayment rates- Interest rate yield
Debt securities	9.279	440	13.333	1.345	9.019	5.881		- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	255.278	144.889	289.599	159.082	269.128	182.948
Deposits from central banks	-	207	129	-	196	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Deposits from credit institutions	22.914	4.633	21.575	6.831	22.281	9.852
Deposits from customers	210.097	129.525	245.720	135.514	240.547	135.270
Debt certificates	14.413	4.848	14.194	11.133	6.104	25.096
Other financial liabilities	7.854	5.676	7.981	5.604	-	12.730